Discover Card Execution Note Trust DiscoverSeries Monthly Statement Exhibit 99.2 Distribution Date: August 15, 2019 Month Ending: July 31, 2019 Pursuant to the Amended and Restated Indenture dated as of December 22, 2015, as amended, (the "Indenture") by and between Discover Card Execution Note Trust (the "Note Issuance Trust") as Issuer and U.S. Bank National Association as Indenture Trustee (the "Indenture Trustee") and the Second Amended and Restated Indenture Supplement dated as of December 22, 2015, in each case as amended prior to the distribution date noted above, for the DiscoverSeries Notes, by and between the Note Issuance Trust and the Indenture Trustee (the "Indenture Supplement"), the Note Issuance Trust is required to prepare certain information each month regarding current distributions to noteholders. We have set forth below this information regarding the DiscoverSeries Notes and certain other information required under the Securities Exchange Act of 1934, as amended, for the Distribution Date listed above, as well as for the calendar month ended on the date listed above. Capitalized terms used in this report without definition have the meanings given to them in the Indenture or the Indenture Supplement . The Indenture and Indenture Supplement were filed with the Securities and Exchange Commission as follows: Amended and Restated Indenture As Exhibit 4.4 to the Current Report on Form 8-K filed on December 23, 2015 by Discover Funding LLC, Discover Card Master Trust I and the Note Issuance Trust. Second Amended and Restated Indenture Supplement As Exhibit 4.5 to the Current Report on Form 8-K filed on December 23, 2015 by Discover Funding LLC, Discover Card Master Trust I and the Note Issuance Trust.

1. Interest to be paid on this Distribution Date : Amount of interest paid on this LIBOR Interest Number of Days Amount of interest Distribution Date per $1,000 of Determination Payment in the Interest paid on this Outstanding Tranche CUSIP Number Date Date Interest Rate Accrual Period Distribution Date Dollar Principal Amount Class A (2008-C) $0.00 0.000000000 Class A (2010-C) $0.00 0.000000000 Class A (2010-D) $0.00 0.000000000 Class A (2011-A) $0.00 0.000000000 Class A (2011-B) $0.00 0.000000000 Class A (2012-A) $0.00 0.000000000 Class A (2015-2) 254683BP9 08/15/2019 1.90000% 30 $1,266,666.67 1.583333338 Class A (2015-4) 254683BR5 08/15/2019 2.19000% 30 $1,003,750.00 1.825000000 Class A (2015-A) $0.00 0.000000000 Class A (2016-3) 254683BU8 08/15/2019 1.85000% 30 $462,500.00 1.541666667 Class A (2016-4) 254683BV6 08/15/2019 1.39000% 30 $1,390,000.00 1.158333333 Class A (2017-1) 254683BW4 07/11/2019 08/15/2019 2.81500% 31 $1,818,020.83 2.424027773 Class A (2017-2) 254683BX2 08/15/2019 2.39000% 30 $1,095,416.67 1.991666673 Class A (2017-3) 254683BY0 07/11/2019 08/15/2019 2.55500% 31 $770,048.61 2.200138886 Class A (2017-4) 254683BZ7 08/15/2019 2.53000% 30 $843,333.33 2.108333325 Class A (2017-5) 254683CA1 07/11/2019 08/15/2019 2.92500% 31 $2,329,843.75 2.518750000 Class A (2017-6) 254683CB9 08/15/2019 1.88000% 30 $2,036,666.67 1.566666669 Class A (2017-7) 254683CC7 07/11/2019 08/15/2019 2.68500% 31 $1,907,468.75 2.312083333 Class A (2018-1) 254683CD5 08/15/2019 3.03000% 30 $1,578,125.00 2.525000000 Class A (2018-2) 254683CE3 07/11/2019 08/15/2019 2.65500% 31 $1,257,437.50 2.286250000 Class A (2018-3) 254683CF0 07/11/2019 08/15/2019 2.55500% 31 $1,155,072.92 2.200138895 Class A (2018-4) 254683CG8 08/15/2019 3.11000% 30 $2,332,500.00 2.591666667 Class A (2018-5) 254683CH6 08/15/2019 3.32000% 30 $2,490,000.00 2.766666667 Class A (2018-6) 254683CJ2 07/11/2019 08/15/2019 2.71500% 31 $701,375.00 2.337916667 Class A (2019-1) 254683CK9 08/15/2019 3.04000% 30 $3,166,666.67 2.533333336 Class A (2019-2) 254683CL7 07/26/2019 08/15/2019 2.50700% 16 $891,377.78 1.114222225 Class A (2019-A) $0.00 0.000000000 Total Class A $28,496,270.15 Class B (2017-1) 0.00000% $0.00 0.000000000 Class B (2017-2) 0.00000% $0.00 0.000000000 Class B (2018-1) 0.00000% $0.00 0.000000000 Class B (2018-2) 0.00000% $0.00 0.000000000 Total Class B $0.00 Class C (2016-1) 0.00000% $0.00 0.000000000 Class C (2017-1) 0.00000% $0.00 0.000000000 Class C (2017-2) 0.00000% $0.00 0.000000000 Class C (2018-1) 0.00000% $0.00 0.000000000 Total Class C $0.00

Total $28,496,270.15 2. Principal to be paid on this Distribution Date : Shortfall Amount Amount of Total amount in scheduled of principal principal paid per of principal Scheduled principal principal paid on this $1,000 of Stated paid through this Tranche CUSIP Number payments payments Distribution Date Principal Amount Distribution Date Class A (2008-C) $0.00 $0.00 $0.00 $0.00 0.00 Class A (2010-C) $0.00 $0.00 $0.00 $0.00 0.00 Class A (2010-D) $0.00 $0.00 $0.00 $0.00 0.00 Class A (2011-A) $0.00 $0.00 $0.00 $0.00 0.00 Class A (2011-B) $0.00 $0.00 $0.00 $0.00 0.00 Class A (2012-A) $0.00 $0.00 $0.00 $0.00 0.00 Class A (2015-2) 254683BP9 $0.00 $0.00 $0.00 $0.00 0.00 Class A (2015-4) 254683BR5 $0.00 $0.00 $0.00 $0.00 0.00 Class A (2015-A) $0.00 $0.00 $0.00 $0.00 0.00 Class A (2016-3) 254683BU8 $0.00 $0.00 $0.00 $0.00 0.00 Class A (2016-4) 254683BV6 $0.00 $0.00 $0.00 $0.00 0.00 Class A (2017-1) 254683BW4 $0.00 $0.00 $0.00 $0.00 0.00 Class A (2017-2) 254683BX2 $0.00 $0.00 $0.00 $0.00 0.00 Class A (2017-3) 254683BY0 $0.00 $0.00 $0.00 $0.00 0.00 Class A (2017-4) 254683BZ7 $0.00 $0.00 $0.00 $0.00 0.00 Class A (2017-5) 254683CA1 $0.00 $0.00 $0.00 $0.00 0.00 Class A (2017-6) 254683CB9 $0.00 $0.00 $0.00 $0.00 0.00 Class A (2017-7) 254683CC7 $0.00 $0.00 $0.00 $0.00 0.00 Class A (2018-1) 254683CD5 $0.00 $0.00 $0.00 $0.00 0.00 Class A (2018-2) 254683CE3 $0.00 $0.00 $0.00 $0.00 0.00 Class A (2018-3) 254683CF0 $0.00 $0.00 $0.00 $0.00 0.00 Class A (2018-4) 254683CG8 $0.00 $0.00 $0.00 $0.00 0.00 Class A (2018-5) 254683CH6 $0.00 $0.00 $0.00 $0.00 0.00 Class A (2018-6) 254683CJ2 $0.00 $0.00 $0.00 $0.00 0.00 Class A (2019-1) 254683CK9 $0.00 $0.00 $0.00 $0.00 0.00 Class A (2019-2) 254683CL7 $0.00 $0.00 $0.00 $0.00 0.00 Class A (2019-A) $0.00 $0.00 $0.00 $0.00 0.00 Total Class A $0.00 $0.00 $0.00 $0.00 Class B (2017-1) $0.00 $0.00 $0.00 $0.00 0.00 Class B (2017-2) $0.00 $0.00 $0.00 $0.00 0.00 Class B (2018-1) $0.00 $0.00 $0.00 $0.00 0.00 Class B (2018-2) $0.00 $0.00 $0.00 $0.00 0.00 Total Class B $0.00 $0.00 $0.00 $0.00 Class C (2016-1) $0.00 $0.00 $0.00 $0.00 0.00 Class C (2017-1) $0.00 $0.00 $0.00 $0.00 0.00 Class C (2017-2) $0.00 $0.00 $0.00 $0.00 0.00 Class C (2018-1) $0.00 $0.00 $0.00 $0.00 0.00

Shortfall Amount Amount of Total amount in scheduled of principal principal paid per of principal Scheduled principal principal paid on this $1,000 of Stated paid through this Tranche CUSIP Number payments payments Distribution Date Principal Amount Distribution Date Total Class C $0.00 $0.00 $0.00 $0.00 Class D (2009-1) (1) $0.00 $0.00 $0.00 Total Class D $0.00 $0.00 $0.00 Total $0.00 $0.00 $0.00

3. Principal Amount and Nominal Liquidation Amount : (reflects issuances during July 2019 and principal payments and Nominal Liquidation Amount Deficits after giving effect to all allocations expected to occur on this Distribution Date) Adjusted Outstanding Nominal Stated Principal Outstanding Dollar Dollar Principal Liquidation Tranche Amount Principal Amount Amount Amount Class A (2008-C) $0.00 $0.00 $0.00 $0.00 Class A (2010-C) $0.00 $0.00 $0.00 $0.00 Class A (2010-D) $0.00 $0.00 $0.00 $0.00 Class A (2011-A) $0.00 $0.00 $0.00 $0.00 Class A (2011-B) $0.00 $0.00 $0.00 $0.00 Class A (2012-A) $0.00 $0.00 $0.00 $0.00 Class A (2015-2) $800,000,000.00 $800,000,000.00 $800,000,000.00 $800,000,000.00 Class A (2015-4) $550,000,000.00 $550,000,000.00 $550,000,000.00 $550,000,000.00 Class A (2015-A) $0.00 $0.00 $0.00 $0.00 Class A (2016-3) $300,000,000.00 $300,000,000.00 $300,000,000.00 $300,000,000.00 Class A (2016-4) $1,200,000,000.00 $1,200,000,000.00 $1,200,000,000.00 $1,200,000,000.00 Class A (2017-1) $750,000,000.00 $750,000,000.00 $750,000,000.00 $750,000,000.00 Class A (2017-2) $550,000,000.00 $550,000,000.00 $550,000,000.00 $550,000,000.00 Class A (2017-3) $350,000,000.00 $350,000,000.00 $350,000,000.00 $350,000,000.00 Class A (2017-4) $400,000,000.00 $400,000,000.00 $400,000,000.00 $400,000,000.00 Class A (2017-5) $925,000,000.00 $925,000,000.00 $925,000,000.00 $925,000,000.00 Class A (2017-6) $1,300,000,000.00 $1,300,000,000.00 $1,300,000,000.00 $1,300,000,000.00 Class A (2017-7) $825,000,000.00 $825,000,000.00 $825,000,000.00 $825,000,000.00 Class A (2018-1) $625,000,000.00 $625,000,000.00 $625,000,000.00 $625,000,000.00 Class A (2018-2) $550,000,000.00 $550,000,000.00 $550,000,000.00 $550,000,000.00 Class A (2018-3) $525,000,000.00 $525,000,000.00 $525,000,000.00 $525,000,000.00 Class A (2018-4) $900,000,000.00 $900,000,000.00 $900,000,000.00 $900,000,000.00 Class A (2018-5) $900,000,000.00 $900,000,000.00 $900,000,000.00 $900,000,000.00 Class A (2018-6) $300,000,000.00 $300,000,000.00 $300,000,000.00 $300,000,000.00 Class A (2019-1) $1,250,000,000.00 $1,250,000,000.00 $1,250,000,000.00 $1,250,000,000.00 Class A (2019-2) $800,000,000.00 $800,000,000.00 $800,000,000.00 $800,000,000.00 Class A (2019-A) $0.00 $0.00 $0.00 $0.00 Total Class A $13,800,000,000.00 $13,800,000,000.00 $13,800,000,000.00 $13,800,000,000.00 Class B (2017-1) $350,000,000.00 $348,651,270.19 $348,651,270.19 $350,000,000.00 Class B (2017-2) $100,000,000.00 $99,515,600.00 $99,515,600.00 $100,000,000.00 Class B (2018-1) $490,000,000.00 $459,071,878.64 $459,071,878.64 $490,000,000.00 Class B (2018-2) $530,000,000.00 $504,188,556.33 $504,188,556.33 $530,000,000.00 Total Class B $1,470,000,000.00 $1,411,427,305.16 $1,411,427,305.16 $1,470,000,000.00 Class C (2016-1) $665,000,000.00 $664,344,813.36 $664,344,813.36 $665,000,000.00 Class C (2017-1) $510,000,000.00 $506,508,016.26 $506,508,016.26 $510,000,000.00

Adjusted Outstanding Nominal Stated Principal Outstanding Dollar Dollar Principal Liquidation Tranche Amount Principal Amount Amount Amount Class C (2017-2) $330,000,000.00 $326,651,453.40 $326,651,453.40 $330,000,000.00 Class C (2018-1) $365,000,000.00 $345,399,199.10 $345,399,199.10 $365,000,000.00 Total Class C $1,870,000,000.00 $1,842,903,482.12 $1,842,903,482.12 $1,870,000,000.00 Class D (2009-1) $1,592,240,438.00 $1,592,240,438.00 $1,592,240,438.00 $1,592,240,438.00 Total Class D $1,592,240,438.00 $1,592,240,438.00 $1,592,240,438.00 $1,592,240,438.00 Total $18,732,240,438.00 $18,646,571,225.28 $18,646,571,225.28 $18,732,240,438.00

4. Nominal Liquidation Amount for Tranches of Notes Outstanding : (including all tranches issued as of the end of July 2019, after taking into account all allocations expected to occur on this Distribution Date) Increase due to Reductions Reductions Nominal Increase due withdrawals of Increase due to Increases and due to due to Nominal Cumulative Liquidation to Accretion Prefunding Excess reimbursement Reductions due reductions due reallocation deposits into Liquidation unreimbursed Amount as of the of Principal Amounts from of Nominal to allocation to reallocation of Series Principal Amount as Nominal beginning of Due for Discount Principal Funding Liquidation of charged-off of charged-off Principal Funding of the end of Liquidation Tranche Period Notes Subaccount Amout Deficits receivables receivables Amounts Subaccount the Due Period Amount Deficit Class A (2008-C) $0.00N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2010-C) $0.00N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2010-D) $0.00N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2011-A) $0.00N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2011-B) $0.00N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2012-A) $0.00N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2015-2) $800,000,000.00N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $800,000,000.00 $0.00 Class A (2015-4) $550,000,000.00N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $550,000,000.00 $0.00 Class A (2015-A) $0.00N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2016-3) $300,000,000.00N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $300,000,000.00 $0.00 Class A (2016-4) $1,200,000,000.00N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $1,200,000,000.00 $0.00 Class A (2017-1) $750,000,000.00N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $750,000,000.00 $0.00 Class A (2017-2) $550,000,000.00N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $550,0 00,000.00 $0.00 Class A (2017-3) $350,000,000.00N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $350,000,000.00 $0.00 Class A (2017-4) $400,000,000.00N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $400,000,000.00 $0.00 Class A (2017-5) $925,000,000.00N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $925,000,000.00 $0.00 Class A (2017-6) $1,300,000,000.00N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $1,300,000,000.00 $0.00 Class A (2017-7) $825,000,000.00N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $825,000,000.00 $0.00 Class A (2018-1) $625,000,000.00N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $625,000,000.00 $0.00 Class A (2018-2) $550,000,000.00N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $550,000,000.00 $0.00 Class A (2018-3) $525,000,000.00N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $525,000,000.00 $0.00 Class A (2018-4) $900,000,000.00N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $900,000,000.00 $0.00 Class A (2018-5) $900,000,000.00N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $900,000,000.00 $0.00 Class A (2018-6) $300,000,000.00N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $300,000,000.00 $0.00 Class A (2019-1) $1,250,000,000.00N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $1,250,000,000.00 $0.00 Class A (2019-2) $800,000,000.00N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $800,000,000.00 $0.00 Class A (2019-A) $0.00N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Total Class A $13,800,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $13,800,000,000.00 $0.00 Class B (2017-1) $350,000,000.00N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $350,000,000.00 $0.00 Class B (2017-2) $100,000,000.00N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $100,000,000.00 $0.00 Class B (2018-1) $490,000,000.00N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $490,000,000.00 $0.00 Class B (2018-2) $530,000,000.00N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $530,000,000.00 $0.00 Total Class B $1,470,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $1,470,000,000.00 $0.00 Class C (2016-1) $665,000,000.00N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $665,000,000.00 $0.00 Class C (2017-1) $510,000,000.00N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $510,000,000.00 $0.00 Class C (2017-2) $330,000,000.00N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $330,000,000.00 $0.00 Class C (2018-1) $365,000,000.00N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $365,000,000.00 $0.00

Increase due to Reductions Reductions Nominal Increase due withdrawals of Increase due to Increases and due to due to Nominal Cumulative Liquidation to Accretion Prefunding Excess reimbursement Reductions due reductions due reallocation deposits into Liquidation unreimbursed Amount as of the of Principal Amounts from of Nominal to allocation to reallocation of Series Principal Amount as Nominal beginning of Due for Discount Principal Funding Liquidation of charged-off of charged-off Principal Funding of the end of Liquidation Tranche Period Notes Subaccount Amout Deficits receivables receivables Amounts Subaccount the Due Period Amount Deficit Total Class C $1,870,000,000.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $1,870,000,000.00 $0.00 Class D (2009-1) $1,592,240,438.00N/A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $1,5 92,240,438.00 $0.00 Total Class D $1,592,240,438.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $1,592,240,438.00 $0.00 Total $18,732,240,438.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $18,732,240,438.00 $0.00

5. Targeted Deposits to Principal Funding Subaccounts with respect to this Distribution Date : Targeted deposit to Principal Funding Subaccount Beginning Amount Shortfalls in targeted Amounts withdrawn Prefunding Income earned on Principal scheduled to be deposit to Principal from Principal Excess Amounts funds on deposit Funding deposited on this Funding Subaccount Actual deposit to Funding Subaccount withdrawn from Ending Principal in Principal Subaccount Distribution Previous with respect to this Principal Funding for payment Principal Funding Funding Funding Tranche balance Date shortfalls Distribution Date Subaccount to Noteholders Subaccount Subaccount balance Subaccount Class A (2008-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2010-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2010-D) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2011-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2011-B) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2012-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2015-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2015-4) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2015-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2016-3) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2016-4) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2017-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2017-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2017-3) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2017-4) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2017-5) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2017-6) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2017-7) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2018-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2018-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2018-3) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2018-4) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2018-5) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2018-6) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2019-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2019-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2019-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Total Class A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class B (2017-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class B (2017-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class B (2018-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class B (2018-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Total Class B $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class C (2016-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class C (2017-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class C (2017-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00

Targeted deposit to Principal Funding Subaccount Beginning Amount Shortfalls in targeted Amounts withdrawn Prefunding Income earned on Principal scheduled to be deposit to Principal from Principal Excess Amounts funds on deposit Funding deposited on this Funding Subaccount Actual deposit to Funding Subaccount withdrawn from Ending Principal in Principal Subaccount Distribution Previous with respect to this Principal Funding for payment Principal Funding Funding Funding Tranche balance Date shortfalls Distribution Date Subaccount to Noteholders Subaccount Subaccount balance Subaccount Class C (2018-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Total Class C $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class D (2009-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Total Class D $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Total $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00

6. Prefunding with respect to this Distribution Date : Prefunding Actual deposit Beginning Prefunded amount Excess Amounts to Principal balance of applied to Targeted withdrawn from Funding Ending balance prefunded scheduled Prefunding Principal Funding Subaccount for of prefunded Tranche deposits principal deposits Deposits Subaccount Prefunding deposits Class A (2008-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2010-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2010-D) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2011-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2011-B) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2012-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2015-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2015-4) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2015-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2016-3) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2016-4) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2017-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2017-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2017-3) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2017-4) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2017-5) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2017-6) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2017-7) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2018-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2018-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2018-3) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2018-4) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2018-5) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2018-6) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2019-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2019-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2019-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Total Class A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class B (2017-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class B (2017-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class B (2018-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class B (2018-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Total Class B $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Total $0.00 $0.00 $0.00 $0.00 $0.00 $0.00

7. Targeted Deposits to Interest Funding Subaccounts with respect to this Distribution Date : Targeted deposit to Interest Funding Subaccount with respect to this Distribution Date Shortfalls in targeted deposit Amounts withdrawn Income earned Beginning Interest accrued Total targeted to Interest Funding from Interest Ending Interest on funds Interest Funding during monthly deposit to Subaccount with Actual deposit to Funding Subacccount Funding on deposit in Subaccount interest Previous Interest Funding respect to this Interest Funding for payment to Subaccount Interest Funding Tranche balance accrual period shortfalls Subaccount Distribution Date Subaccount Noteholders balance Subaccount Class A (2008-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2010-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2010-D) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2011-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2011-B) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2012-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2015-2) $0.00 $1,266,666.67 $0.00 $1,266,666.67 $0.00 $1,266,666.67 $1,266,666.67 $0.00 $0.00 Class A (2015-4) $0.00 $1,003,750.00 $0.00 $1,003,750.00 $0.00 $1,003,750.00 $1,003,750.00 $0.00 $0.00 Class A (2015-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2016-3) $0.00 $462,500.00 $0.00 $462,500.00 $0.00 $462,500.00 $462,500.00 $0.00 $0.00 Class A (2016-4) $0.00 $1,390,000.00 $0.00 $1,390,000.00 $0.00 $1,390,000.00 $1,390,000.00 $0.00 $0.00 Class A (2017-1) $0.00 $1,818,020.83 $0.00 $1,818,020.83 $0.00 $1,818,020.83 $1,818,020.83 $0.00 $0.00 Class A (2017-2) $0.00 $1,095,416.67 $0.00 $1,095,416.67 $0.00 $1,095,416.67 $1,095,416.67 $0.00 $0.00 Class A (2017-3) $0.00 $770,048.61 $0.00 $770,048.61 $0.00 $770,048.61 $770,048.61 $0.00 $0.00 Class A (2017-4) $0.00 $843,333.33 $0.00 $843,333.33 $0.00 $843,333.33 $843,333.33 $0.00 $0.00 Class A (2017-5) $0.00 $2,329,843.75 $0.00 $2,329,843.75 $0.00 $2,329,843.75 $2,329,843.75 $0.00 $0.00 Class A (2017-6) $0.00 $2,036,666.67 $0.00 $2,036,666.67 $0.00 $2,036,666.67 $2,036,666.67 $0.00 $0.00 Class A (2017-7) $0.00 $1,907,468.75 $0.00 $1,907,468.75 $0.00 $1,907,468.75 $1,907,468.75 $0.00 $0.00 Class A (2018-1) $0.00 $1,578,125.00 $0.00 $1,578,125.00 $0.00 $1,578,125.00 $1,578,125.00 $0.00 $0.00 Class A (2018-2) $0.00 $1,257,437.50 $0.00 $1,257,437.50 $0.00 $1,257,437.50 $1,257,437.50 $0.00 $0.00 Class A (2018-3) $0.00 $1,155,072.92 $0.00 $1,155,072.92 $0.00 $1,155,072.92 $1,155,072.92 $0.00 $0.00 Class A (2018-4) $0.00 $2,332,500.00 $0.00 $2,332,500.00 $0.00 $2,332,500.00 $2,332,500.00 $0.00 $0.00 Class A (2018-5) $0.00 $2,490,000.00 $0.00 $2,490,000.00 $0.00 $2,490,000.00 $2,490,000.00 $0.00 $0.00 Class A (2018-6) $0.00 $701,375.00 $0.00 $701,375.00 $0.00 $701,375.00 $701,375.00 $0.00 $0.00 Class A (2019-1) $0.00 $3,166,666.67 $0.00 $3,166,666.67 $0.00 $3,166,666.67 $3,166,666.67 $0.00 $0.00 Class A (2019-2) $0.00 $891,377.78 $0.00 $891,377.78 $0.00 $891,377.78 $891,377.78 $0.00 $0.00 Class A (2019-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Total Class A $0.00 $28,496,270.15 $0.00 $28,496,270.15 $0.00 $28,496,270.15 $28,496,270.15 $0.00 $0.00 Class B (2017-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class B (2017-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class B (2018-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class B (2018-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Total Class B $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class C (2016-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class C (2017-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class C (2017-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class C (2018-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00

Targeted deposit to Interest Funding Subaccount with respect to this Distribution Date Shortfalls in targeted deposit Amounts withdrawn Income earned Beginning Interest accrued Total targeted to Interest Funding from Interest Ending Interest on funds Interest Funding during monthly deposit to Subaccount with Actual deposit to Funding Subacccount Funding on deposit in Subaccount interest Previous Interest Funding respect to this Interest Funding for payment to Subaccount Interest Funding Tranche balance accrual period shortfalls Subaccount Distribution Date Subaccount Noteholders balance Subaccount Total Class C $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Total $0.00 $28,496,270.15 $0.00 $28,496,270.15 $0.00 $28,496,270.15 $28,496,270.15 $0.00 $0.00

8. Deposits to and withdrawals from Class C Reserve Subaccounts : (2) Amounts Income earned withdrawn from Beginning Class on funds on Class C Reserve Excess amounts Ending Class C Cumulative C Reserve deposit in Class Targeted deposit to Actual deposit to Subaccount for withdrawn from Reserve Shortfall in Class Subaccount C Reserve Class C Reserve Class C Reserve application to Class C Reserve Subaccount C Reserve Tranche balance Subaccount Subaccount Subaccount Class C Notes Subaccount balance Subaccount N/A

9. Deposits to and withdrawals from Accumulation Reserve Subaccounts : Amounts withdrawn from Accumulation Income earned Beginning Reserve Excess amounts Ending on funds on Accumulation Targeted deposit Actual deposit to Subaccount for withdrawn from Accumulation deposit in Reserve to Accumulation Accumulation use as Series Accumulation Reserve Accumulation Subaccount Reserve Reserve Finance Charge Reserve Subaccount Reserve Tranche balance Subaccount Subaccount Amounts Subaccount balance Subaccount Class A (2008-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2010-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2010-D) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2011-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2011-B) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2012-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2015-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2015-4) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2015-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2016-3) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2016-4) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2017-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2017-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2017-3) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2017-4) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2017-5) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2017-6) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2017-7) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2018-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2018-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2018-3) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2018-4) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2018-5) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2018-6) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2019-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2019-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2019-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Total Class A $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class B (2017-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class B (2017-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class B (2018-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class B (2018-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Total Class B $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00

Amounts withdrawn from Accumulation Income earned Beginning Reserve Excess amounts Ending on funds on Accumulation Targeted deposit Actual deposit to Subaccount for withdrawn from Accumulation deposit in Reserve to Accumulation Accumulation use as Series Accumulation Reserve Accumulation Subaccount Reserve Reserve Finance Charge Reserve Subaccount Reserve Tranche balance Subaccount Subaccount Amounts Subaccount balance Subaccount Class C (2016-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class C (2017-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class C (2017-2) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class C (2018-1) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Total Class C $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Total $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 $0.00

10. Class A: Required Subordinated Amount; Available Subordinated Amount; Usage : Required Subordinated Amount Available Subordinated Amount of of Class B Notes Class B Notes Usage of Class B As of last As of current As of last As of current As of last As of current Distribution Date Distribution Date Distribution Date Distribution Date Distribution Date Distribution Date Tranche Class A (2008-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2010-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2010-D) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2011-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2011-B) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2012-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2015-2) $55,696,202.56 $55,696,202.56 $55,696,202.56 $55,696,202.56 $0.00 $0.00 Class A (2015-4) $38,291,139.26 $38,291,139.26 $38,291,139.26 $38,291,139.26 $0.00 $0.00 Class A (2015-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2016-3) $20,886,075.96 $20,886,075.96 $20,886,075.96 $20,886,075.96 $0.00 $0.00 Class A (2016-4) $83,544,303.84 $83,544,303.84 $83,544,303.84 $83,544,303.84 $0.00 $0.00 Class A (2017-1) $52,215,189.90 $52,215,189.90 $52,215,189.90 $52,215,189.90 $0.00 $0.00 Class A (2017-2) $38,291,139.26 $38,291,139.26 $38,291,139.26 $38,291,139.26 $0.00 $0.00 Class A (2017-3) $24,367,088.62 $24,367,088.62 $24,367,088.62 $24,367,088.62 $0.00 $0.00 Class A (2017-4) $27,848,101.28 $27,848,101.28 $27,848,101.28 $27,848,101.28 $0.00 $0.00 Class A (2017-5) $64,398,734.21 $64,398,734.21 $64,398,734.21 $64,398,734.21 $0.00 $0.00 Class A (2017-6) $90,506,329.16 $90,506,329.16 $90,506,329.16 $90,506,329.16 $0.00 $0.00 Class A (2017-7) $57,436,708.89 $57,436,708.89 $57,436,708.89 $57,436,708.89 $0.00 $0.00 Class A (2018-1) $43,512,658.25 $43,512,658.25 $43,512,658.25 $43,512,658.25 $0.00 $0.00 Class A (2018-2) $38,291,139.26 $38,291,139.26 $38,291,139.26 $38,291,139.26 $0.00 $0.00 Class A (2018-3) $36,550,632.93 $36,550,632.93 $36,550,632.93 $36,550,632.93 $0.00 $0.00 Class A (2018-4) $62,658,227.88 $62,658,227.88 $62,658,227.88 $62,658,227.88 $0.00 $0.00 Class A (2018-5) $62,658,227.88 $62,658,227.88 $62,658,227.88 $62,658,227.88 $0.00 $0.00 Class A (2018-6) $20,886,075.96 $20,886,075.96 $20,886,075.96 $20,886,075.96 $0.00 $0.00 Class A (2019-1) $87,025,316.50 $87,025,316.50 $87,025,316.50 $87,025,316.50 $0.00 $0.00 Class A (2019-2) $0.00 $55,696,202.56 $0.00 $55,696,202.56 $0.00 $0.00 Class A (2019-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Total Class A $905,063,291.60 $960,759,494.16 $905,063,291.60 $960,759,494.16 $0.00 $0.00

Required Subordinated Amount Available Subordinated Amount of of Class C Notes Class C Notes Usage of Class C As of last As of current As of last As of current As of last As of current Distribution Date Distribution Date Distribution Date Distribution Date Distribution Date Distribution Date Tranche Class A (2008-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2010-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2010-D) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2011-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2011-B) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2012-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2015-2) $70,886,076.00 $70,886,076.00 $70,886,076.00 $70,886,076.00 $0.00 $0.00 Class A (2015-4) $48,734,177.25 $48,734,177.25 $48,734,177.25 $48,734,177.25 $0.00 $0.00 Class A (2015-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2016-3) $26,582,278.50 $26,582,278.50 $26,582,278.50 $26,582,278.50 $0.00 $0.00 Class A (2016-4) $106,329,114.00 $106,329,114.00 $106,329,114.00 $106,329,114.00 $0.00 $0.00 Class A (2017-1) $66,455,696.25 $66,455,696.25 $66,455,696.25 $66,455,696.25 $0.00 $0.00 Class A (2017-2) $48,734,177.25 $48,734,177.25 $48,734,177.25 $48,734,177.25 $0.00 $0.00 Class A (2017-3) $31,012,658.25 $31,012,658.25 $31,012,658.25 $31,012,658.25 $0.00 $0.00 Class A (2017-4) $35,443,038.00 $35,443,038.00 $35,443,038.00 $35,443,038.00 $0.00 $0.00 Class A (2017-5) $81,962,025.38 $81,962,025.38 $81,962,025.38 $81,962,025.38 $0.00 $0.00 Class A (2017-6) $115,189,873.50 $115,189,873.50 $115,189,873.50 $115,189,873.50 $0.00 $0.00 Class A (2017-7) $73,101,265.88 $73,101,265.88 $73,101,265.88 $73,101,265.88 $0.00 $0.00 Class A (2018-1) $55,379,746.88 $55,379,746.88 $55,379,746.88 $55,379,746.88 $0.00 $0.00 Class A (2018-2) $48,734,177.25 $48,734,177.25 $48,734,177.25 $48,734,177.25 $0.00 $0.00 Class A (2018-3) $46,518,987.38 $46,518,987.38 $46,518,987.38 $46,518,987.38 $0.00 $0.00 Class A (2018-4) $79,746,835.50 $79,746,835.50 $79,746,835.50 $79,746,835.50 $0.00 $0.00 Class A (2018-5) $79,746,835.50 $79,746,835.50 $79,746,835.50 $79,746,835.50 $0.00 $0.00 Class A (2018-6) $26,582,278.50 $26,582,278.50 $26,582,278.50 $26,582,278.50 $0.00 $0.00 Class A (2019-1) $110,759,493.75 $110,759,493.75 $110,759,493.75 $110,759,493.75 $0.00 $0.00 Class A (2019-2) $0.00 $70,886,076.00 $0.00 $70,886,076.00 $0.00 $0.00 Class A (2019-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Total Class A $1,151,898,735.02 $1,222,784,811.02 $1,151,898,735.02 $1,222,784,811.02 $0.00 $0.00

Required Subordinated Amount Available Subordinated Amount of of Class D Notes Class D Notes Usage of Class D As of last As of current As of last As of current As of last As of current Distribution Date Distribution Date Distribution Date Distribution Date Distribution Date Distribution Date Tranche Class A (2008-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2010-C) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2010-D) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2011-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2011-B) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2012-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2015-2) $86,075,949.44 $86,075,949.44 $86,075,949.44 $86,075,949.44 $0.00 $0.00 Class A (2015-4) $59,177,215.24 $59,177,215.24 $59,177,215.24 $59,177,215.24 $0.00 $0.00 Class A (2015-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Class A (2016-3) $32,278,481.04 $32,278,481.04 $32,278,481.04 $32,278,481.04 $0.00 $0.00 Class A (2016-4) $129,113,924.16 $129,113,924.16 $129,113,924.16 $129,113,924.16 $0.00 $0.00 Class A (2017-1) $80,696,202.60 $80,696,202.60 $80,696,202.60 $80,696,202.60 $0.00 $0.00 Class A (2017-2) $59,177,215.24 $59,177,215.24 $59,177,215.24 $59,177,215.24 $0.00 $0.00 Class A (2017-3) $37,658,227.88 $37,658,227.88 $37,658,227.88 $37,658,227.88 $0.00 $0.00 Class A (2017-4) $43,037,974.72 $43,037,974.72 $43,037,974.72 $43,037,974.72 $0.00 $0.00 Class A (2017-5) $99,525,316.54 $99,525,316.54 $99,525,316.54 $99,525,316.54 $0.00 $0.00 Class A (2017-6) $139,873,417.84 $139,873,417.84 $139,873,417.84 $139,873,417.84 $0.00 $0.00 Class A (2017-7) $88,765,822.86 $88,765,822.86 $88,765,822.86 $88,765,822.86 $0.00 $0.00 Class A (2018-1) $67,246,835.50 $67,246,835.50 $67,246,835.50 $67,246,835.50 $0.00 $0.00 Class A (2018-2) $59,177,215.24 $59,177,215.24 $59,177,215.24 $59,177,215.24 $0.00 $0.00 Class A (2018-3) $56,487,341.82 $56,487,341.82 $56,487,341.82 $56,487,341.82 $0.00 $0.00 Class A (2018-4) $96,835,443.12 $96,835,443.12 $96,835,443.12 $96,835,443.12 $0.00 $0.00 Class A (2018-5) $96,835,443.12 $96,835,443.12 $96,835,443.12 $96,835,443.12 $0.00 $0.00 Class A (2018-6) $32,278,481.04 $32,278,481.04 $32,278,481.04 $32,278,481.04 $0.00 $0.00 Class A (2019-1) $134,493,671.00 $134,493,671.00 $134,493,671.00 $134,493,671.00 $0.00 $0.00 Class A (2019-2) $0.00 $86,075,949.44 $0.00 $86,075,949.44 $0.00 $0.00 Class A (2019-A) $0.00 $0.00 $0.00 $0.00 $0.00 $0.00 Total Class A $1,398,734,178.40 $1,484,810,127.84 $1,398,734,178.40 $1,484,810,127.84 $0.00 $0.00

11. Class B: Required Subordinated Amount; Available Subordinated Amount; Usage : Required Subordinated Amount Available Subordinated Amount of of Class C Notes Class C Notes Usage of Class C As of last As of current As of last As of current As of last As of current Distribution Date Distribution Date Distribution Date Distribution Date Distribution Date Distribution Date Tranche Class B (2017-1) $285,404,339.39 $301,183,432.11 $285,404,339.39 $301,183,432.11 $0.00 $0.00 Class B (2017-2) $81,544,096.97 $86,052,409.17 $81,544,096.97 $86,052,409.17 $0.00 $0.00 Class B (2018-1) $399,566,075.16 $421,656,804.95 $399,566,075.16 $421,656,804.95 $0.00 $0.00 Class B (2018-2) $432,183,713.95 $456,077,768.63 $432,183,713.95 $456,077,768.63 $0.00 $0.00 Total Class B $1,198,698,225.47 $1,264,970,414.86 $1,198,698,225.47 $1,264,970,414.86 $0.00 $0.00 Required Subordinated Amount Available Subordinated Amount of of Class D Notes Class D Notes Usage of Class D As of last As of current As of last As of current As of last As of current Distribution Date Distribution Date Distribution Date Distribution Date Distribution Date Distribution Date Tranche Class B (2017-1) $346,562,412.11 $365,722,738.98 $346,562,412.11 $365,722,738.98 $0.00 $0.00 Class B (2017-2) $99,017,832.03 $104,492,211.14 $99,017,832.03 $104,492,211.14 $0.00 $0.00 Class B (2018-1) $485,187,376.97 $512,011,834.58 $485,187,376.97 $512,011,834.58 $0.00 $0.00 Class B (2018-2) $524,794,509.78 $553,808,719.03 $524,794,509.78 $553,808,719.03 $0.00 $0.00 Total Class B $1,455,562,130.89 $1,536,035,503.73 $1,455,562,130.89 $1,536,035,503.73 $0.00 $0.00

12. Class C: Required Subordinated Amount; Available Subordinated Amount; Usage : Required Subordinated Amount Available Subordinated Amount of of Class D Notes Class D Notes Usage of Class D As of last As of current As of last As of current As of last As of current Distribution Date Distribution Date Distribution Date Distribution Date Distribution Date Distribution Date Tranche Class C (2016-1) $539,796,324.16 $566,224,540.77 $539,796,324.16 $566,224,540.77 $0.00 $0.00 Class C (2017-1) $413,979,135.82 $434,247,392.17 $413,979,135.82 $434,247,392.17 $0.00 $0.00 Class C (2017-2) $267,868,852.60 $280,983,606.69 $267,868,852.60 $280,983,606.69 $0.00 $0.00 Class C (2018-1) $296,279,185.44 $310,784,898.32 $296,279,185.44 $310,784,898.32 $0.00 $0.00 Total Class C $1,517,923,498.02 $1,592,240,437.95 $1,517,923,498.02 $1,592,240,437.95 $0.00 $0.00 13. Excess Spread Triggers : For this For the preceding Distribution For the second preceding Three-month average for this Distribution Date Date Distribution Date Distribution Date Excess Spread Amount (3) $208,433,810.45 $204,197,294.21 $229,539,372.00 $214,056,825.55 Excess Spread Percentage (4) 13.35% 12.93% 13.59% 13.29% Group Excess Spread (5) $208,433,810.45 $204,197,294.21 $229,539,372.00 $214,056,825.55 Group Excess Spread Percentage(6) 13.35% 12.93% 13.59% 13.29%

14. Weighted Average Coupon Interest Rate : (7) For this Distribution Date Coupon interest rate (shown as an annualized percentage of total Nominal Liquidation Amount at the beginning of July 2019) 1.83% Adjusted coupon interest rate (shown as an annualized percentage of total Nominal Liquidation Amount, excluding interest held by wholly-owned subsidiaries of Discover Bank, at the beginning of July 2019) 2.48% Group coupon interest rate (shown as an annualized percentage of Group Investor Interest at the beginning of July 2019) 1.83% Adjusted group coupon interest rate (shown as an annualized percentage of Group Investor Interest, excluding interest held by wholly-owned subsidiaries of Discover Bank, at the beginning of July 2019) 2.48% 15. Excess Spread Early Redemption Event : No 16. Delinquency Trigger : No 17. Investor Communication Requests : None (1) Total amount of principal paid through this distribution date with respect to Class D(2009-1) is not shown. (2) Does not apply to any outstanding Class C notes. (3) The Excess Spread Amount means, generally, with respect to the DiscoverSeries notes for any distribution date: the difference, whether positive or negative, between (x) the sum of (a) the amount of Finance Charge Amounts allocated to the DiscoverSeries pursuant to the Indenture; (b) any amounts to be treated as Series Finance Charge Amounts and designated to be a part of the Excess Spread Amount pursuant to any Terms Document; (c) an amount equal to income earned on all funds on deposit in the Principal Funding Account (including all subaccounts of such account) (net of investment expenses and losses); and (d) the amount withdrawn from the Accumulation Reserve Subaccount to cover the Accumulation Negative Spread on the Principal Funding Subaccounts, and (y) the sum of all interest, swap payments or accreted discount and servicing fees for the DiscoverSeries notes and reimbursement of all charged-off receivables allocated to the DiscoverSeries, in each case for the applicable period only. (4) The Excess Spread Percentage means, generally, with respect to the DiscoverSeries notes for any distribution date, the Excess Spread Amount, multiplied by twelve and divided by the sum of the Nominal Liquidation Amount of all outstanding DiscoverSeries notes as of the beginning of the related Due Period.

(5) The Group Excess Spread is the sum of the series excess spreads for each series in the group to which the Series2007-CC Collateral Certificate belongs. All series other than the Series 2007-CC Collateral Certificate have been paid in full. Accordingly, the Group Excess Spread equals the Excess Spread Amount for the DiscoverSeries notes. If certain issuances are made after the date of this report, they could cause these amounts to diverge again in future months. With respect to Series 2007-CC, the “series excess spread” will generally mean the Excess Spread Amount for the DiscoverSeries notes. See item 13 and footnote 3. (6) The Group Excess Spread Percentage will generally mean the Group Excess Spread, multiplied by twelve and divided by the sum of the aggregate investor interest in receivables for all series in the group as of the beginning of the related Due Period. There are currently no series in the group other than the Series 2007-CC Collateral Certificate; therefore, the Group Excess Spread Percentage equals the DiscoverSeries Excess Spread Percentage. (7) Coupon interest is the sum of the monthly interest deposited into the DiscoverSeries interest funding subaccounts and relating to the current interest accrual period. The Group coupon interest is the sum of such monthly interest deposited into the series interest funding accounts for all series in the group to which the Series2007-CC Collateral Certificate belongs. There are currently no series in the group other than the Series 2007-CC Collateral Certificate; therefore, the group rates are the same as the DiscoverSeries rates.